Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at the beginning of the year	¥ 73,596	¥ 34,501	¥ 33,211
Additions	20,122	37,961	7,318
Acquisition of subsidiaries	1,529	1,147	0
Reversals	(3,968)	(13)	(6,028)
Expiration	(166)
Disposal of subsidiaries	(1,064)
Balance at end of the year	¥ 90,049	¥ 73,596	¥ 34,501